TAXES ON INCOME (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Unrecognized tax positions [Roll Forward]
Balance at the beginning of the year	$ 6,556	$ 1,402	$ 902
Increases based on tax positions taken during prior years	258	4,071	732
Decrease in unrecognized tax positions as a result of statute of limitation expirations	(267)	(201)	(298)
Additions (reductions) related to currency translation	(21)	(461)	66
Increase due to tax positions taken during the current period	638	1,745
Balance at the end of the year	$ 7,164	$ 6,556	$ 1,402